Financial instruments (Measurement of fair values) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets [Abstract]
Cash and cash equivalents	$ 566,809,000	$ 1,143,674,000	$ 1,247,447,000
Short-term investments	0	1,138,174,000
Derivative assets	28,467,000	2,807,000
Accounts receivable	422,333,000	183,944,000
Financial assets	1,017,609,000	2,468,599,000
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	577,550,000	374,714,000
Lease obligation	10,816,000	9,287,000
Current portion of long-term debt	499,821,000	0
Derivative liabilities	22,344,000	58,342,000
Long-term debt	1,284,353,000	997,000,000
Financial liabilities	2,394,884,000	1,439,343,000
Net	(1,377,275,000)	1,029,256,000
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	28,467,000	2,807,000
Financial liabilities [Abstract]
Derivative liabilities	16,525,000	51,058,000
Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	5,819,000	7,284,000
Fair value through profit or loss [member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	0	0
Lease obligation	0	0
Current portion of long-term debt	0
Long-term debt	0	0
Financial liabilities	22,344,000	58,342,000
Net	6,123,000	(55,535,000)
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	16,525,000	51,058,000
Fair value through profit or loss [member] | Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	5,819,000	7,284,000
Financial liabilities at amortised cost category [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	577,550,000	374,714,000
Lease obligation	10,816,000	9,287,000
Current portion of long-term debt	499,821,000
Long-term debt	1,284,353,000	997,000,000
Financial liabilities	2,372,540,000	1,381,001,000
Net	(1,383,398,000)	1,084,791,000
Financial liabilities at amortised cost category [Member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	0	0
Financial liabilities at amortised cost category [Member] | Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	0	0
Fair value through profit or loss [member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Short-term investments		0
Accounts receivable	0	0
Financial assets	28,467,000	2,807,000
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	28,467,000	2,807,000
Financial assets at amortised cost category [Member]
Financial assets [Abstract]
Cash and cash equivalents	566,809,000	1,143,674,000
Short-term investments		1,138,174,000
Accounts receivable	422,333,000	183,944,000
Financial assets	989,142,000	2,465,792,000
Financial liabilities [Abstract]
Net	(1,383,398,000)	1,084,791,000
Financial assets at amortised cost category [Member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	$ 0	$ 0